UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for calendar year or quarter ended:						31-Mar-12

Check here if amended [X}; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
		                   	[  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:	   First Bank & Trust
Address:	   P. O. Box 1347 - Trust Division
	"   Sioux Falls, SD 57101-1347 "

13F File Number:  028-10880

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true correct and complete, and" "that is is understood that all required items, statements," "schedules, lists and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Karla Hasche
Title:  Trust Operations Officer
Phone:  (605) 978-1129

Signature		Place			and Date of Signing

Karla Hasche		First Bank & Trust				15-May-12

Report Type (Check only one.)

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:					0

Form 13F Information Table Entry Total:					51

Form 13F Information Table Value Total:					4220

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect
"to which this report is filed, other than the manager filing this" report.

NONE

FORM 13F INFORMATION TABLE
			VALUE	SHRS OR 	SH/	PUT/	INVESTMENT	OTHER	SOLE
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
--------------------------	----------------	---------	--------	--------	---	----	-------		--------	--------	------

TRANSOCEAN LTD	COM	H8817H100	4	69	SH		DEFINED		0	0	69
AT&T INC	COM	00206R102	6	205	SH		SOLE		205	0	0
ABBOTT LABS	COM	002824100	19	313	SH		SOLE		313	0	0
ACCELR8 TECHNOLOGY CORP	COM	004304200	19	18305	SH		SOLE		18305	0	0
ALCOA INC	COM	013817101	2	160	SH		SOLE		160	0	0
APPLE INC	COM	037833100	72	120	SH		DEFINED		120	0	0
APPLIED MATLS INC	COM	038222105	7	600	SH		SOLE		600	0	0
AVON PRODS INC	COM	054303102	23	1200	SH		SOLE		1200	0	0
BOEING CO	COM	097023105	50	675	SH		DEFINED		675	0	0
CHEVRON CORP NEW	COM	16676410N	57	533	SH		SOLE		533	0	0
CHEVRON CORP NEW	COM	16676410N	32	300	SH		DEFINED		300	0	0
CITIGROUP INC	COM	172967424	8	219	SH		SOLE		219	0	0
DWS MUNICIPAL INCOME TRUST	COM	23338M106	97	7004			DEFINED		7004	0	0
DREYFUS MUN INCOME INC	COM	26201R102	109	11000			DEFINED		11000	0	0
EMC INS GROUP INC	COM	268664109	24	1200	SH		DEFINED		0	1200	0
ECOLAB INC	COM	278865100	25	400	SH		SOLE		400	0	0
FRONTIER COMMUNICATIONS CO	COM	35906A108	1	162	SH		DEFINED		162	0	0
GENERAL ELECTRIC CO	COM	369604103	40	2003	SH		SOLE		2003	0	0
GENERAL ELECTRIC CO	COM	369604103	2	100	SH		DEFINED		0	0	100
GENERAL MLS INC	COM	370334104	63	1600	SH		DEFINED		1600	0	0
HCP INC	COM	40414L109	20	500	SH		SOLE		500	0	0
INTEL CORP	COM	458140100	2	60	SH		SOLE		60	0	0
INTERNATIONAL BUSINESS MAC	COM	459200101	6	30	SH		SOLE		30	0	0
ISHARES TR MSCI EAFE IDX	COM	464287465	38	695	SH		SOLE		695	0	0
ISHARES TR S&P MIDCAP 400	COM	464287507	23	235	SH		SOLE		235	0	0
ISHARES TR RUSS 2000	COM	464287655	91	1100	SH		SOLE		1100	0	0
ISHARES TR RUSS 2000	COM	464287655	82	990	SH		DEFINED		0	990	0
JOHNSON & JOHNSON	COM	478160104	55	832	SH		SOLE		832	0	0
MCKESSON CORP	COM	58155Q103	28	315	SH		DEFINED		315	0	0
MEDCO HEALTH SOLUTIONS INC	COM	58405U102	6	90	SH		SOLE		90	0	0
MEDTRONIC INC	COM	585055106	316	8076	SH		SOLE		1015	0	7061
MERCK & CO INC NEW	COM	58933Y105	12	305	SH		SOLE		305	0	0
META FINL GROUP INC	COM	59100U108	380	18100	SH		SOLE		18100	0	0
MFS HIGH YIELD MUN TR	COM	59318E102	21	4200			DEFINED		4200	0	0
MICROSOFT CORP	COM	594918104	454	14090	SH		SOLE		14090	0	0
NEXTERA ENERGY INC	COM	65339F101	18	300	SH		SOLE		300	0	0
PEPSICO INC	COM	713448108	27	400	SH		SOLE		400	0	0
RAVEN INDS INC	COM	754212108	59	972	SH		DEFINED		972	0	0
SPDR S&P MIDCAP 400 ETF TR	COM	78467Y107	271	1499	SH		SOLE		1499	0	0
SPDR S&P MIDCAP 400 ETF TR	COM	78467Y107	67	370	SH		DEFINED		0	370	0
ST JUDE MED INC	COM	790849103	54	1210	SH		SOLE		1210	0	0
SCHWAB STRATEGIC TR LCAP GR ETF	COM	808524300	27	802	SH		SOLE		802	0	0
SCHWAB STRATEGIC TR LCAP GR ETF	COM	808524300	345	10091	SH		DEFINED		0	10091	0
SCHWAB STRATEGIC TR LCAP VALUE ETF	COM	808524409	11	364	SH		SOLE		364	0	0
SCHWAB STRATEGIC TR LCAP VALUE ETF	COM	808524409	201	6434	SH		DEFINED		0	6434	0
UNISOURCE ENERGY CORP	COM	909205106	7	200	SH		DEFINED		200	0	0
VANGUARD EMERGING MARKETS	COM	922042858	41	950	SH		SOLE		950	0	0
VANGUARD INDEX FDS T ETF	COM	922908553	61	952	SH		SOLE		952	0	0
VANGUARD INDEX FDS  LL CP ETF	COM	922908751	104	1326	SH		SOLE		1326	0	0
WELLS FARGO & CO NEW	COM	949746101	7	200	SH		SOLE		200	0	0
WELLS FARGO & CO NEW	COM	949746101	679	19902	SH		DEFINED		0	19902	0
XCEL ENERGY INC	COM	98389B100	47	1790	SH		DEFINED		1790	0	0

GRAND TOTALS			4220	143548					97331	38987	7230